Income Taxes	12 Months Ended
Nov. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 15—INCOME TAXES:
The sources of income
 from continuing operations
before the provision for income taxes are as follows:

	Fiscal Years Ended November 30,
	2020	2019	2018
United States	$276,237	$326,535	$274,252
Foreign	159,910	146,752	71,418

	$436,146	$473,287	$345,669

Provision for income taxes consists of the following:

	Fiscal Years Ended November 30,
	2020	2019	2018
Current tax provision:
Federal	$56,355	$63,580	$101,088
State	19,537	20,681	20,557
Foreign	42,252	33,666	23,227

	$118,144	$117,927	$144,872

Deferred tax provision (benefit):
Federal	$(13,449)	$(10,647)	$(36,450)
State	(3,990)	(1,751)	(2,519)
Foreign	904	5,583	(4,786)

	$(16,535)	$(6,815)	$(43,755)

Total tax provision	$101,609	$111,113	$101,117

On December 22, 2017, the TCJA was enacted into law. The TCJA provided for significant changes to the U.S. Internal Revenue Code of 1986, as amended, that impacted corporate taxation requirements. The TCJA significantly revised the ongoing U.S. corporate income tax law by lowering the U.S. federal corporate income tax rate from 35% to 21%, implementing a territorial tax system, imposing a one-time
tax on foreign unremitted earnings and setting limitations on deductibility of certain costs (e.g., interest expense), among other things. During fiscal year 2018, the Company accounted for the impact of the TCJA resulting in additional income tax expense of $15,118. The significant components of this expense were (i) the one-time
deemed repatriation tax on unremitted
non-U.S.
earnings and profits that were previously tax deferred and other tax impacts of the TCJA, which resulted in an increase in income tax expense, net of deductions and credits, of $33,974 and (ii) the remeasurement of net deferred tax liabilities at the lower enacted U.S. federal corporate tax rate, which resulted in a decrease of $18,856 in income tax expense.
The following presents the breakdown of net deferred tax assets:

	As of November 30,
	2020	2019
Deferred tax assets	$39,636	$32,660
Deferred tax liabilities	(5,836)	(24,018)

Total net deferred tax assets	$33,800	$8,642

Net deferred tax assets consist of the following:

	As of November 30,
	2020	2019
Assets:
Operating lease liability	$12,889	$—
Net operating losses	166	1,524
Accruals and other reserves	8,905	21,397
Unrealized losses on cash flow hedges	31,810	17,152
Allowance for doubtful accounts and sales return reserves	27,518	12,822
Inventory reserves	13,852	17,404
Share-based compensation expense	5,752	4,675
Deferred revenue	2,997	1,703
Tax credits	3,485	3,752
Deferred and prepaid compensation	—	1,498
Property, Equipment and Intangible assets	(7,576)	(4,134)
Other	12,526	2,732

Gross deferred tax assets	112,324	80,525

Valuation allowance	(5,492)	(6,226)

Total deferred tax assets	$106,832	$74,299

Liabilities:
Intangible assets	$(61,146)	$(65,658)
ROU assets	(11,862)	—
Other	(24)	—

Total deferred tax liabilities	$(73,032)	$(65,658)

Net deferred tax assets	$33,800	$8,642

The valuation allowance relates primarily to certain state and foreign net operating loss carry forward, foreign deferred items and state credits. The Company’s assessment is that it is not more likely than not that these deferred tax assets will be realized.
A reconciliation of the statutory United States federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Years Ended November 30,
	2020	2019	2018
Federal statutory income tax rate	21.0%	21.0%	22.2%
State taxes, net of federal income tax benefit	2.4	3.0	4.0
Global intangible low taxed income	0.3	0.5	—
Foreign taxes	1.7	1.8	0.7
Adjustments related to the TCJA	—	(3.1)	2.2
Uncertain tax benefits	(1.8)	1.0	—
Other	(0.4)	(0.8)	0.1

Effective income tax rate	23.3%	23.5%	29.2%

The Company’s United States business has sufficient cash flow and liquidity to fund its operating requirements and the Company expects and intends that profits earned outside the United States will be fully utilized and reinvested outside of the United States with the exception for earnings of certain previously acquired foreign entities. The Company recorded deferred tax liabilities related to
non-U.S.
withholding taxes related to the earnings likely to be repatriated in the future.
As of November 30, 2020, the Company had approximately $792,402 of undistributed earnings of its
non-U.S.
subsidiaries for which it has not provided for
non-U.S.
withholding taxes and state taxes because such earnings are intended to be reinvested indefinitely in international operations. It is not practicable to determine the amount of applicable taxes that would be due if such earnings were distributed. Accordingly, the Company has not provisioned United States state taxes and foreign withholding taxes on
non-U.S.
subsidiaries for which the earnings are permanently reinvested.
As of November 30, 2020, the Company has no net operating loss carry forward for federal and state purposes. The Company has approximately $2,000 of foreign net operating loss carry forward that will also start expiring in fiscal year ending November 30, 2021 if not used.
The Company enjoys tax holidays in certain jurisdictions, primarily, China. The tax holidays provide for lower rates of taxation and require various thresholds of investment and business activities in those jurisdictions. Certain tax holidays begin to expire in fiscal year 2021. The estimated range of tax benefits from the above tax holidays on diluted earnings per share for fiscal years 2020, 2019 and 2018 were approximately $0.04, $0.01 and $0.02, respectively.
The aggregate changes in the balances of gross unrecognized tax benefits, excluding accrued interest and penalties, during fiscal years 2020, 2019 and 2018 were as follows:

Balance as of November 30, 2017	$17,677
Additions based on tax positions related to the current year	2,126
Lapse of statute of limitations	(2,390)
Changes due to translation of foreign currencies	398

Balance as of November 30, 2018	17,812
Additions based on tax positions related to the current year	4,816
Additions for tax positions of prior years and acquisition	2,367
Lapse of statute of limitations	(2,535)
Changes due to translation of foreign currencies	(15)

Balance as of November 30, 2019	22,435
Additions based on tax positions related to the current year	1,999
Additions for tax positions of prior years and acquisition	(880)
Reductions for tax positions of prior years	(3,097)
Lapse of statute of limitations	(7,486)
Changes due to translation of foreign currencies	(468)

Balance as of November 30, 2020	$12,503

The Company conducts business globally and files income tax returns in various U.S. and foreign tax jurisdictions. The Company is subject to continuous examination and audits by various tax authorities. Significant audits are underway in the United States and Canada. The Company is not aware of any material exposures arising from these tax audits or in other jurisdictions not already provided for.
Although timing of the resolution of audits and/or appeals is highly uncertain, the Company believes it is reasonably possible that the total amount of unrecognized tax benefits as of November 30, 2020 will not materially change in the next twelve months. The Company is no longer subject to U.S. federal income tax audit for returns covering years through fiscal 2015. The Company is no longer subject to foreign or state income tax audits for returns covering years through 2003, and fiscal year 2002, respectively.
As of November 30, 2020, $12,503 of the total unrecognized tax benefits, net of federal benefit, would affect the effective tax rate, if realized. The Company’s policy is to include interest and penalties related to income taxes, including unrecognized tax benefits, within the provision for income taxes. As of November 30, 2020, and 2019, the Company had accrued $1,284 and $2,773, respectively, in income taxes payable related to accrued interest and penalties.
In preparation of the Separation, SYNNEX entered into a Tax Matters Agreement with Concentrix effective on December 1, 2020 that governs the rights and obligations of SYNNEX and Concentrix for certain pre-Separation
tax liabilities. The Tax Matters Agreement provides that SYNNEX and Concentrix will share certain pre-Separation
income tax liabilities that arise from adjustments made by tax authorities to SYNNEX and Concentrix’ U.S. and certain
non-U.S.
income tax returns. In certain jurisdictions SYNNEX and Concentrix have joint and several liability for past income tax liabilities and accordingly, SYNNEX could be legally liable under applicable tax law for such liabilities and required to make additional tax payments.
In addition, if the distribution of Concentrix’ common shares to the SYNNEX stockholders is determined to be taxable, Concentrix and SYNNEX would share the tax liability equally, unless the taxability of the distribution is the direct result of action taken by either Concentrix or SYNNEX subsequent to the distribution in which case the party causing the distribution to be taxable would be responsible for any taxes imposed on the distribution.